Business Combination - Schedule of IFRS 2 Listing Expense (Detail)	Mar. 29, 2023 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares	11,002,000
Fair Value	$ 39,800,000
Net liabilities of Maxpro	(5,724,000)
IFRS 2 Listing Expense	$ 45,524,000
Maxpro Public Stockholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 1,081
Shares	103,500
Fair Value	$ 111,884,000
Sponsor Parties [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 1,081
Shares	32,100
Fair Value	$ 34,668,000
Underwriter shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 1,081
Shares	300
Fair Value	$ 281,000
Maxpro Private Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 0.12
Shares	619,000
Fair Value	$ 74,000
Maxpro Public Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 0.12
Shares	10,350,000
Fair Value	$ 1,242,000
Redemptions of Maxpro class A common stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Per Share Value | $ / shares	$ 1,055
Redemptions of stock	(102,700)
Fair Value	$ (108,349,000)